Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($)	Jan. 01, 2021	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 1,818,213
Lease liabilities		$ 1,552,598
ASU2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, Practical Expedients, Package [true false]	true
ASU2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 2,563,151
Lease liabilities	$ 2,470,968